Annual Total Returns - FidelityGovernmentMoneyMarketFund-CapitalReservesPRO - FidelityGovernmentMoneyMarketFund-CapitalReservesPRO - Fidelity Government Money Market Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2015
Fidelity Government Money Market Fund - Capital Reserves Class
Bar Chart Table:
Annual Return 2016	0.01%
Annual Return 2017	0.09%
Annual Return 2018	0.94%
Annual Return 2019	1.31%
Annual Return 2020	0.14%
Annual Return 2021	0.01%
Annual Return 2022	0.97%
Annual Return 2023	4.23%